Buffalo International Fund
Buffalo International Fund
INVESTMENT OBJECTIVE
The investment objective of the Buffalo International Fund (“International Fund” or the “Fund”) is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Buffalo International Fund
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Buffalo International Fund
Management Fees		1.00%
Other Expenses		0.07%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.08%
[1]	Acquired Fund Fees and Expenses represent the indirect costs of the Fund's investments in other investment companies. The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of expenses to average net assets listed in the Fund's financial highlights, which reflects the operating expenses of the Fund and does not include the amount of the Fund's proportionate share of the fees and expenses of other investment companies in which the Fund invests.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Buffalo International Fund	110	343	595	1,317

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The International Fund invests primarily in equity securities of established companies that are economically tied to various countries throughout the world (excluding the U.S.).  The Fund may invest directly or indirectly in foreign securities or foreign currencies of both developed and developing countries.  For purposes of the International Fund’s investments, “foreign securities” means those securities issued by companies:

•	that are organized under the laws of, or with a principal office in, a country other than the U.S. and issue securities for which the principal trading market is in a country other than the U.S.; or

•
that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services provided in a country other than the U.S., or have at least 50% of their assets in a country other than the U.S.

Under normal circumstances, the International Fund does not expect its investments in emerging markets to exceed 35% of its net assets.  Equity securities in which the International Fund will invest include common stocks, preferred stocks, convertible securities, warrants, rights and depositary receipts.  The Fund’s investments in depositary receipts may include sponsored or unsponsored ADRs, European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”).  The International Fund may invest in securities of companies of any size.

In selecting securities for the International Fund, the Advisor uses a bottom-up approach in choosing investments.  The Advisor seeks to identify companies for the International Fund’s portfolio that are expected to experience growth based on the identification of long-term, measurable industry, technological global or other trends.  Companies are screened using in-depth, in-house research to identify those which the Advisor believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages.  In making portfolio selections for the International Fund, the Advisor will also consider the economic, political and market conditions of the various countries in which the Fund may invest.  The Advisor may sell the International Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

PRINCIPAL RISKS
The International Fund cannot guarantee that it will achieve its investment objective.  As with any mutual fund, the value of the Fund’s investments may fluctuate.  If the value of the International Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.  The risks associated with the International Fund’s principal investment strategies are:

Market Risk – The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

Management Risk – Management risk means that your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

Equity Market Risk – Equity securities held by the International Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

Common Stocks.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock.  Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights.  The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration.  Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, financial resources, product diversification and competitive strengths.  Therefore, such securities may be more volatile and less liquid than large-cap companies.

Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, financial resources, product diversification and competitive strengths.  Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers.  Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments.  Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs, EDRs and GDRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer.  For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs.  Unsponsored ADRs are also not obligated to pass through voting rights to the Fund.  Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Emerging Markets Risk – Emerging markets are markets of countries, such as China, the Philippines and India, in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries.

Currency Risk – When the International Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment.  China and other countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the International Fund’s assets at risk of total loss.

Convertible Securities Risk – Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality.  The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline.  The credit standing of the company and other factors also may have an effect on a convertible security’s investment value.

PERFORMANCE
The performance information provides some indication of the risks of investing in the International Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad measure of market performance and the returns of additional indexes of securities with characteristics similar to those that the Fund typically holds.  The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table.  The after-tax returns shown are not relevant to investors who own the International Fund in a tax-deferred arrangement, such as an individual retirement account or a 401(k) plan.

INTERNATIONAL FUND Annual Total Return as of December 31 of Each Year

Calendar Year-to-Date Return (through March 31, 2014) = (0.09%) Best Quarter through December 31, 2013: June 30, 2009 = 31.64% Worst Quarter through December 31, 2013: September 30, 2008 = (21.68%)
Average Annual Total Returns for the periods ended December 31, 2013
Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Buffalo International Fund	Return Before Taxes	19.29%	15.30%	3.15%	Sep. 28, 2007
Buffalo International Fund After Taxes on Distributions	Return After Taxes on Distributions	19.31%	15.36%	3.21%
Buffalo International Fund After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	11.04%	12.54%	2.61%
Buffalo International Fund MSCI AC World Index Ex USA® (reflects no deduction for fees, expenses or taxes)	MSCI AC World Index Ex USA® (reflects no deduction for fees, expenses or taxes)	15.29%	12.81%	(0.18%)	Sep. 28, 2007
Buffalo International Fund Lipper International Funds Index® (reflects no deduction for fees, expenses or taxes)	Lipper International Funds Index® (reflects no deduction for fees, expenses or taxes)	21.22%	13.27%	0.64%	Sep. 28, 2007